Fair Values of Forward Foreign Currency Exchange Contracts (Detail) (Foreign Exchange Forward, Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	$ 2,460	$ 1,318	$ 745
Accrued Expenses and Other Current Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	$ (605)	$ (276)	$ (2,293)